Financial Risk Management Objectives and Policies	12 Months Ended
Jun. 30, 2021
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Abstract]
Financial Risk Management Objectives and Policies

Note 25. Financial Risk Management Objectives and Policies

The Group’s principal financial assets comprise cash, receivables, short‑term deposits and investments in listed shares.

The Group manages its exposure to key financial risks, including interest rate and currency risk in accordance with the Group’s financial risk management practices. The objective is to support the delivery of the Group’s financial targets whilst protecting future financial security.

The Group’s other various financial assets and liabilities, such as receivables and payables, arise directly from its operations. The main risks arising from the Group’s financial assets and liabilities are interest rate risk, foreign currency risk, equity securities price risk and liquidity risk.

The Group uses different methods to measure and manage different types of risks to which it is exposed. These include monitoring levels of exposure to interest rate and foreign exchange risk and assessments of market forecasts for interest rates and foreign exchange rates. Liquidity risk is monitored through future rolling cash flow forecasts. The board reviews and agrees policies for managing each of these risks as summarized below.

Risk exposures and responses

The Group has investigated the main financial risk areas which could impact on its financial assets and determined the impact on post tax (losses) or profits for a range of sensitivities. These can be seen in the post tax (loss)/profit impact for each risk area.

For each risk area, the equity impact relates solely to reserve movements and excludes movements in accumulated losses as the impact of these can be seen within the post tax (loss)/profit impact.

(i)	Interest rate risk

The Group’s exposure to market interest rates relates primarily to the short‑term deposits. The deposits are held with two of Australia’s largest banks.

The objective of managing interest rate risk is to minimize the Group’s exposure to fluctuations in interest rates that might impact its interest income and cash flow. To manage interest rate risk, the Group invests the majority of its cash in short‑term deposits for varying periods of between 30 days and 90 days, depending on the short and long‑term cash requirements of the Group which is determined based on the Group’s cash flow forecast. This consideration also takes into account the costs associated with recalling a term deposit should early access to cash and cash equivalents be required. Cash is not locked into long‑term deposits at fixed rates so as to mitigate the risk of earning interest below the current floating rate.

The Group does not have any borrowings (2020: nil). The following sensitivity analysis (an annual effect) is based on the interest rate risk exposures at June 30, 2021 and 2020.

At June 30, 2021, if interest rates moved, with all variables held constant, post tax (loss)/profit and equity would have been affected as illustrated in the following table:

	Post tax (loss)/profit impact
	2021	2020	2019
		Restated	Restated
	US$	US$	US$
Judgments of reasonably possible movements
+0.50% (50 basis points) (2020:+0.50%)	359,442	137,676	50,490
-0.50% (50 basis points) (2020:-0.50%)	(359,442)	(137,676)	(50,490)

The post tax figures include an offset for unrecognized tax losses (bringing the tax effect to nil) for the year ended June 30, 2021 (2020: nil ,2019: nil).

Significant assumptions used in the interest rate sensitivity analysis include:

•

The reasonably possible movement of 0.5% was calculated by taking the interest rates as of balance date, moving these by plus and minus 0.5% and then re‑calculating the interest on term deposits with the ‘new‑interest‑rate’.

•	The net exposure at balance date is representative of what the Group was and is expecting to be exposed to in the next twelve months from balance date.
(ii)	Price risk

The Group’s investment in listed shares is exposed to equity securities price risk and as such their fair values are exposed to fluctuations as a result of changes in market prices.

Equity price risk is the risk that the fair value of equities will decrease as a result of share price movements. The Group’s equity investments are publicly traded on the ASX and are designated and accounted for as investments in financial assets.

The investments in listed shares are not held for short‑term trading. Their values are reviewed regularly by management and the board. The strategy for realizing any part of these investments is determined based on the liquidity of the respective stocks, potential off‑market acquirers and likely developments in their values based on publicly available information.

At June 30, 2021 and 2020, had the share price moved with all other variables held constant, post tax (loss)/profit and equity would have been affected as illustrated in the table below:

	2021		2020		2019
			Restated		Restated
	US$		US$		US$

Judgments of reasonably possible movements	Impact of loss	Impact on equity	Impact of loss	Impact on equity	Impact of loss	Impact on equity
Change in variables
10% increase in listed share price	—	—	13,450	13,450	35,102	35,102
10% decrease in listed share price	—	—	(13,450)	(13,450)	(35,102)	(35,102)

(iii)	Foreign currency risk

As a result of services provided by non‑related entities in the United States, Canada, United Kingdom and Europe, part of the Group’s monetary assets and liabilities are affected by movements in the exchange rate.

The Group does not enter into any hedging transactions.

At the reporting date, the Group has the following exposure to foreign currencies. The functional currency of the Group changed during the year ended June 30, 2021. Accordingly, the 2021 table illustrates the Group’s exposure to Australian dollars and the 2020 table illustrates the Group’s exposure to US dollars:

	Consolidated
2021	AUD	EURO	GBP	CAD
Financial assets
Cash	35,646,457	—	—	—
Receivables	5,513,541	—	—	—
Financial liabilities
Payables	(1,276,164)	(41,872)		(1,290)
Other financial liabilities	—	—	—	—
Net exposure	39,883,834	(41,872)	—	(1,290)

	Consolidated
2020	USD	EURO	GBP	CAD
Financial assets
Cash	42,417	—	—	—
Receivables	25,821	—	—	—
Financial liabilities
Payables	(3,355,050)	(10,238)	(23,481)	—
Other financial liabilities	(163,547)	—	—	—
Net exposure	(3,450,359)	(10,238)	(23,481)	—

The following sensitivity is based on the foreign currency risk exposures in existence at June 30, 2021 and 2020.

At June 30, 2021 and 2020, had the United States dollar (2020: Australian dollar) moved with all other variables held constant, post tax (loss) profit and equity would have been affected as illustrated in the table below:

	Post tax (loss)/profit impact
	2021	2020	2019
		Restated	Restated
	US$	US$	US$
Judgments of reasonably possible movements
Consolidated
AUD/USD +10% (2020:+10%)	(2,538,062)	219,569	200,257
AUD/USD -10% (2020:-10%)	3,102,076	(268,361)	(244,759)

The reasonably possible movements at June 30, 2021 are higher than at June 30, 2020 and June 30, 2019 due mainly to the higher net exposure to the Australian dollar due to significant cash at bank deposits. There was minimum or insignificant exposure to the GBP, Euro and CAD during the current financial year.

Significant assumptions used in the foreign currency exposure sensitivity analysis include:

(iv)

The reasonably possible movement of 10% was calculated by taking the currency spot rates as of balance date, moving these by 10% and then re‑converting the currencies into US with the ‘new‑spot‑rate’. This methodology reflects the translation methodology undertaken by the Group.

(v)	The net exposure at balance date is representative of what the Group was and is expecting to be exposed to in the next twelve months from balance date.
(vi)	Management believes the balance date risk exposures are representative of the risk exposure inherent in the financial instruments.
(iv)	Credit risk

Credit risk is associated with those financial assets of the Group which comprise cash and cash equivalents, receivables and listed investments. The Group’s exposure to credit risk arises from default of the counter party, with a maximum exposure equal to the carrying amount of these investments. Credit risk is considered minimal as the Group transacts with reputable recognized Australian banks.

(v)	Liquidity risk

Liquidity risk arises from the financial liabilities of the Group and the Group’s subsequent ability to meet their obligations to repay their financial liabilities as and when they fall due. The Group has minimal liquidity risk because of the high balances of cash and cash equivalents; however, the Group manages liquidity risk by maintaining adequate reserves and by monitoring forecast and actual cash flows and by matching the maturity profiles of financial assets and liabilities. The financial liabilities of the Group relate to trade payables that are all expected to be paid within 12 months.

The Group’s objective is to maintain an appropriate cash asset balance to fund its operations.

(vi)	Fair value

The Group has investments in listed equities which are calculated using the quoted prices in an active market and are considered level 1 fair value measurements. The Group does not have any derivative investments where the fair value is estimated using inputs other than quoted prices that are observable for the asset or liability, either directly (as prices) or indirectly (i.e. derived from prices). The Group also does not hold any financial instruments where fair value measurement uses observable inputs that require significant adjustments based on observable inputs to estimate its value.

Shortly after the Company’s US IPO where the Company raised USD 128 million, the Company entered into an Australian dollar denominated term deposit worth USD 100 million (AUD 141.9 million), maturing on 3 February 2021. The Company simultaneously entered into a foreign currency exchange contract under which the term deposit would be converted back to US dollars at effectively the same foreign exchange rate as when the term deposit was entered into. The financial liability represents the marked to market value of this foreign currency exchange contract held at 31 December 2020. Subsequent to 31 December 2020, upon maturity and settlement of the term deposit and foreign exchange contract on 3 February 2021, the Australian dollar denominated term deposit was converted back to US dollars for a value of USD 100 million plus interest earned of AUD 116 thousand.

Details of the fair value of the investment in financial assets are disclosed in note 17 of the financial statements. The fair value of financial assets and financial liabilities in the consolidated statement of financial position at June 30, 2021 and 2020 is the same as their carrying amounts.

The methods for estimating fair value are also outlined in the relevant notes to the financial statements.